Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment on Form 8-K/A (the “Amendment”) is being filed by MicroVision, Inc. to amend its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on November 12, 2026 (the “Initial Report”) solely to correct certain inadvertent clerical errors in the disclosure set forth in Item 1.02, which resulted from digital communication issues stemming from a widespread global email outage. Items reported in the Initial Report are restated in their entirety in this Amendment.
Document Period End Date	Nov. 06, 2026
Entity File Number	001-34170
Entity Registrant Name	MicroVision, Inc.
Entity Central Index Key	0000065770
Entity Tax Identification Number	91-1600822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2603 Discovery Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	(425)
Local Phone Number	936-6847
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	MVIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false